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                    Prudential Pacific Growth Fund, Inc.
                             100 Mulberry Street
                      Gateway Center Three, 4th Floor
                      Newark, New Jersey 07102-4077



                                       January 2, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: Prudential Pacific Growth Fund, Inc.
    Registration Nos. 33-42391 and 811-6391
    ---------------------------------------


Ladies and Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and the statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on December 28, 2001.


     The foregoing is being filed electronically via the EDGAR system.


                                       Sincerely,

                                       /s/ Jonathan D. Shain
                                       ---------------------
                                       Jonathan D. Shain
                                       Secretary